Offerings - Offering: 1	Sep. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	404,166
Proposed Maximum Offering Price per Unit	11.21
Maximum Aggregate Offering Price	$ 4,530,700.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 625.69
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the Registrant is also registering hereunder an indeterminate number of additional ordinary shares, with no par value, or the Ordinary Shares, that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of an aggregate of 404,166 of the Registrant’s Ordinary Shares, consisting of (i) up to 70,833 Ordinary Shares issuable upon the exercise of pre-funded warrants and, and (ii) up to 333,333 Ordinary Shares issuable upon the exercise of ordinary share warrants. All 404,166 Ordinary Shares are to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-1.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high ($11.80) and low ($10.61) sale prices of the Registrant’s Ordinary Shares on the Nasdaq Capital Market on September 16, 2026.

The Registrant will not receive any proceeds from the sale of its Ordinary Shares by the selling shareholder.